Exploration in operating units (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Exploration In Operating Units [Abstract]
Disclosure of detailed information about exploration and evaluation assets [Text Block]
This caption is made up as follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	5,157	5,309	3,106

Exploration in operating units
Services provided by third parties	71,927	79,837	81,464
Consumption of materials and supplies	8,605	8,236	12,685
Direct labor	2,446	2,373	1,974
Rentals	2,072	1,527	1,608
Electricity and water	1,524	1,328	21
Maintenance and repair	450	100	62
Transport	192	587	317
Depreciation and amortization	23	-	-
Other	784	109	379
Total exploration in operating units	88,023	94,097	98,510
Final balance of products in process and finished goods, net of depreciation and amortization	(2,837)	(4,478)	(5,467)

Exploration in operating units	90,343	94,928	96,149